Note 16 - Basic and Diluted Net Income Per Common Share - Earnings Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net income attributable to Internet Initiative Japan Inc. - basic and diluted	¥ 3,166,510	¥ 4,038,282	¥ 3,322,081
Weighted-average common shares outstanding - basic (in shares)	45,652,981	45,950,098	45,942,291
Dilutive effect of stock options (in shares)	119,489	93,285	72,446
Weighted-average common shares outstanding - diluted (in shares)	45,772,470	46,043,383	46,014,737
Basic net income attributable to Internet Initiative Japan Inc. per common share (in JPY per share)	¥ 69.36	¥ 87.88	¥ 72.31
Diluted net income attributable to Internet Initiative Japan Inc. per common share (in JPY per share)	¥ 69.18	¥ 87.71	¥ 72.20